Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information
26.	SEGMENT INFORMATION

The Company operates in two business areas: Semiconductors and Subsystems.

In the Semiconductors business area, the Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications. In addition, the Company further participates in the manufacturing value chain of Smartcard products, which includes the production and sale of both silicon chips and Smartcards.

During the first quarter of 2016, the internal organization changed to align with the Company’s strategic focus on Smart Driving and on Internet of Things applications. Comparative numbers were restated accordingly.

The Company’s reportable segments are as follows:

•	Automotive and Discrete Group (ADG), comprised of all dedicated automotive ICs (both digital and analog), and discrete and power transistor products.

•	Analog and MEMS Group (AMG), comprised of low-power high-end analog ICs (both custom and general purpose) for all markets, smart power products for Industrial, Computer and Consumer markets, Touch Screen Controllers, Low Power Connectivity solutions (both wireline and wireless) for IoT, power conversion products, metering solutions for Smart Grid and all MEMS products, either sensors or actuators.

•	Microcontrollers and Digital ICs Group (MDG), comprised of general purpose and secure microcontrollers, EEPROM memories, and digital ASICs as well as restructured businesses such as Set-Top-box ICs or former ST-Ericsson products.

“Others” includes all the financial values related to the Imaging Product Division (including the sensors and modules from our Time of Flight technology), Subsystems and other products, as well as items not allocated to the segments such as impairment, restructuring charges and other related closure costs, unused capacity charges, strategic or special research and development programs and other minor unallocated expenses such as: certain corporate-level operating expenses, patent claims and litigation, and other costs that are not allocated to the segments.

In the Subsystems business area, the Company designs, develops, manufactures and markets subsystems and modules for the telecommunications, automotive and industrial markets including mobile phone accessories, battery chargers, ISDN power supplies and in-vehicle equipment for electronic toll payment. Based on its immateriality to the business as a whole, the Subsystems business area does not meet the requirements for a reportable segment as defined in the U.S. GAAP guidance.

For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a part of research and development expenses. In compliance with the Company’s internal policies, certain costs are not allocated to the segments, including impairment, restructuring charges and other related closure costs, unused capacity charges, phase-out and start-up costs of certain manufacturing facilities, certain one-time corporate items, strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses and certain other miscellaneous charges. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in the costs of goods sold. Finally, R&D grants are allocated to the segments proportionally to the incurred R&D expenses on the sponsored projects.

Wafer costs are allocated to the segments based on actual cost. From time to time, with respect to specific technologies, wafer costs are allocated to segments based on market price.

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

	December 31, 2016	December 31, 2015	December 31, 2014
Automotive and Discrete Group (ADG)	2,813	2,731	2,897
Analog and MEMS Group (AMG)	1,584	1,671	1,877
Microcontrollers and Digital ICs Group (MDG)	2,285	2,292	2,377
Others	291	203	253

Total consolidated net revenues	6,973	6,897	7,404

Operating income by reportable segment:

	December 31, 2016	December 31, 2015	December 31, 2014
Automotive and Discrete Group (ADG)	211	194	279
Analog and MEMS Group (AMG)	67	109	168
Microcontrollers and Digital ICs Group (MDG)	108	29	(14)

Total operating income of product segments	386	332	433

Others(1)	(172)	(223)	(265)

Total consolidated operating income	214	109	168

(1)	Operating result of “Others” includes operating earnings of the Imaging Product Division (including the sensors and modules from our Time of Flight technology), Subsystems and other products, as well as items not allocated to the segments, such as impairment, restructuring charges and other related closure costs, unused capacity charges, strategic or special research and development programs and other minor unallocated expenses such as: certain corporate-level operating expenses, patent claims and litigation, and other costs that are not allocated to the segments.

Reconciliation of operating income of segments to the total operating income:

	December 31,	December 31,	December 31,
	2016	2015	2014

Total operating income of segments	386	332	433
Impairment, restructuring charges and other related closure costs	(93)	(65)	(90)
Unallocated manufacturing results	(33)	(69)	(45)
Operating results of other businesses	(21)	(82)	(100)
Strategic and other research and development programs and other non-allocated provisions(1)	(25)	(7)	(30)

Total operating loss Others	(172)	(223)	(265)

Total consolidated operating income (loss)	214	109	168

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

The following is a summary of operations by entities located within the indicated geographic areas for 2016, 2015 and 2014. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

	December 31, 2016	December 31, 2015	December 31, 2014
The Netherlands	1,751	1,667	1,905
France	134	169	200
Italy	58	58	61
USA	990	1,039	1,003
Singapore	3,699	3,606	3,831
Japan	323	332	368
Other countries	18	26	36

Total	6,973	6,897	7,404

Property, plant and equipment

	December 31,	December 31,
	2016	2015

The Netherlands	462	383
France	520	584
Italy	445	496
Other European countries	84	108
USA	6	8
Singapore	277	276
Malaysia	166	170
Other countries	327	296

Total	2,287	2,321